Other Long-Term Liabilities (Details) $ in Thousands	Dec. 31, 2016 USD ($) ManufacturingSite	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Other Long-Term Liabilities (Textual) [Abstract]
Accruals for extended environmental-related activities	$ 163,847	$ 129,856	$ 114,281
Estimated costs of current investigation and remediation activities included in other accruals	19,969	$ 22,493	$ 16,868
Amount by which unaccrued maximum of estimated range exceeds minimum	$ 87,021
Number of manufacturing sites accounting for the majority of the accrual for environmental-related activities | ManufacturingSite	3
Accruals for environmental-related activities of sites accounting for the majority of the accrual for environmental-related activities	$ 153,299
Percentage of accrual for environmental-related activities related to sites accounting for the majority of the accrual for environmental-related activities	83.40%
Amount of unaccrued maximum related to sites accounting for the majority of the accrual for environmental-related activities	$ 70,513
Percentage of aggregate unaccrued maximum related to sites accounting for the majority of the accrual for environmental-related activities	81.00%